Loss Contingencies Arising From Representations and Warranties of Our Discontinued Mortgage Operations (Narrative) (Details) $ in Thousands	12 Months Ended			35 Months Ended	36 Months Ended	60 Months Ended	108 Months Ended
	Apr. 30, 2018 USD ($)	Apr. 30, 2017 USD ($)	Apr. 30, 2016 USD ($)	Nov. 30, 2007 item	Apr. 30, 2007	Apr. 30, 2013 USD ($)	Apr. 30, 2017 USD ($)	Apr. 30, 2015 USD ($)
Loss Contingencies [Line Items]
Percentage of fraud on originated loans					68.00%
Claims received for loans							$ 2,600,000
Document Fiscal Year Focus	2018
Principal Assets of SCC	$ 300,000
Securitization transactions | item				39
SCC
Loss Contingencies [Line Items]
Claims received for loans						$ 1,900,000
Loss Contingency Accrual, Payments	4,500	$ 61,000	$ 88,500
Accrued liability	$ 0	$ 4,500	$ 65,265				$ 4,500	$ 149,765